TAXES ON INCOME - Narrative (Details) $ in Thousands				12 Months Ended
	Feb. 20, 2023 USD ($)	Feb. 28, 2022 USD ($)	Feb. 25, 2021 USD ($)	Dec. 31, 2022 USD ($) installment	Dec. 31, 2021 USD ($)	Dec. 31, 2020
Income Tax Examination [Line Items]
Tax rate				23.00%	23.00%	23.00%
Federal and state income taxes rate				24.90%
Tax loss carry-forwards				$ 216,493
Tax loss carry-forwards that have no expiration date				121,424
Accrued interest related to income tax uncertainties				$ 22,285	$ 14,495
Israel Tax Authority
Income Tax Examination [Line Items]
Final assessment amount		$ 14,675	$ 16,000
Israel Tax Authority | Subsequent Event
Income Tax Examination [Line Items]
Final assessment amount	$ 8,784
2012
Income Tax Examination [Line Items]
Tax rate				20.00%
The election | 2017 and thereafter
Income Tax Examination [Line Items]
Tax rate				12.00%
Income not eligible for Preferred Enterprise benefits | 2021
Income Tax Examination [Line Items]
Tax rate				23.00%
Encouragement of Industry
Income Tax Examination [Line Items]
Number of annual installments for deduction of public offering expenses | installment				3
Amortization period of purchased know-how and patents				8 years
Non-Israeli Subsidiaries
Income Tax Examination [Line Items]
Undistributed earnings				$ 1,348,664
Unrecognized deferred tax liability				$ 179,608